Redeemable Convertible Preferred Shares (Details)	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2011 CNY	Apr. 19, 2011 Series A Preferred Shares BVI Company	Apr. 16, 2007 Series A Preferred Shares BVI Company USD ($)	May 31, 2007 Series A Preferred Shares BVI Company CNY	Dec. 31, 2011 Series A Preferred Shares BVI Company CNY	Dec. 31, 2010 Series A Preferred Shares BVI Company CNY	Jun. 30, 2011 Series A Preferred Shares BVI Company CNY	May 16, 2011 Series A Preferred Shares BVI Company	Apr. 16, 2007 Series A Preferred Shares BVI Company Minimum USD ($)
Redeemable Convertible Preferred Shares
Shares to be purchased by certain investors (in shares)			9,566,667
Issuance of shares, price (in dollars per share)			$ 1.045
Portion of the proceeds from the issuance accounted for as attributable to the conversion feature				0
Shares to be purchased by certain investors (in US$ or RMB)	424,930,000		10,000,000	76,551,000
Payment of accrued but unpaid dividends, gross proceeds from Qualified IPO									50,000,000
Period of contingent redemption of preference shares			5 years
Ratio for exchange of shares (including Series A Preferred Shares) in the subsidiary for shares of the Company during the second reorganization			1
Conversion basis (in shares)								1
Cumulative dividend rate as a percentage of purchase price per annum (as a percent)			10.00%
Payment of accrued but unpaid dividends, multiplier of original issue price for Qualified IPO									4
Period of delay in exercise of cash dividend rights after closing of Qualified IPO		30 days
Cumulative dividends distributed							25,944,000
Changes in the redeemable preferred stock
Beginning balance					93,559,000	87,694,000
Add : Accretion of redemption feature					3,222,000	8,960,000
Less : Translation gain related to the preferred shares					(1,635,000)	(2,825,000)
Conversion of Series A redeemable convertible preferred shares into ordinary shares upon IPO					(95,146,000)
Ending balance						93,559,000